Expense Example	Eaton Vance California Municipal Opportunities Fund Class A 1 Year	Eaton Vance California Municipal Opportunities Fund Class A 3 Years	Eaton Vance California Municipal Opportunities Fund Class A 5 Years	Eaton Vance California Municipal Opportunities Fund Class A 10 Years	Eaton Vance California Municipal Opportunities Fund Class C 1 Year	Eaton Vance California Municipal Opportunities Fund Class C 3 Years	Eaton Vance California Municipal Opportunities Fund Class C 5 Years	Eaton Vance California Municipal Opportunities Fund Class C 10 Years	Eaton Vance California Municipal Opportunities Fund Class I 1 Year	Eaton Vance California Municipal Opportunities Fund Class I 3 Years	Eaton Vance California Municipal Opportunities Fund Class I 5 Years	Eaton Vance California Municipal Opportunities Fund Class I 10 Years	Eaton Vance Massachusetts Municipal Income Fund Class A 1 Year	Eaton Vance Massachusetts Municipal Income Fund Class A 3 Years	Eaton Vance Massachusetts Municipal Income Fund Class A 5 Years	Eaton Vance Massachusetts Municipal Income Fund Class A 10 Years	Eaton Vance Massachusetts Municipal Income Fund Class C 1 Year	Eaton Vance Massachusetts Municipal Income Fund Class C 3 Years	Eaton Vance Massachusetts Municipal Income Fund Class C 5 Years	Eaton Vance Massachusetts Municipal Income Fund Class C 10 Years	Eaton Vance Massachusetts Municipal Income Fund Class I 1 Year	Eaton Vance Massachusetts Municipal Income Fund Class I 3 Years	Eaton Vance Massachusetts Municipal Income Fund Class I 5 Years	Eaton Vance Massachusetts Municipal Income Fund Class I 10 Years	Eaton Vance National Municipal Income Fund Class A 1 Year	Eaton Vance National Municipal Income Fund Class A 3 Years	Eaton Vance National Municipal Income Fund Class A 5 Years	Eaton Vance National Municipal Income Fund Class A 10 Years	Eaton Vance National Municipal Income Fund Class C 1 Year	Eaton Vance National Municipal Income Fund Class C 3 Years	Eaton Vance National Municipal Income Fund Class C 5 Years	Eaton Vance National Municipal Income Fund Class C 10 Years	Eaton Vance National Municipal Income Fund Class I 1 Year	Eaton Vance National Municipal Income Fund Class I 3 Years	Eaton Vance National Municipal Income Fund Class I 5 Years	Eaton Vance National Municipal Income Fund Class I 10 Years	Eaton Vance New York Municipal Income Fund Class A 1 Year	Eaton Vance New York Municipal Income Fund Class A 3 Years	Eaton Vance New York Municipal Income Fund Class A 5 Years	Eaton Vance New York Municipal Income Fund Class A 10 Years	Eaton Vance New York Municipal Income Fund Class C 1 Year	Eaton Vance New York Municipal Income Fund Class C 3 Years	Eaton Vance New York Municipal Income Fund Class C 5 Years	Eaton Vance New York Municipal Income Fund Class C 10 Years	Eaton Vance New York Municipal Income Fund Class I 1 Year	Eaton Vance New York Municipal Income Fund Class I 3 Years	Eaton Vance New York Municipal Income Fund Class I 5 Years	Eaton Vance New York Municipal Income Fund Class I 10 Years	Eaton Vance Ohio Municipal Income Fund Class A 1 Year	Eaton Vance Ohio Municipal Income Fund Class A 3 Years	Eaton Vance Ohio Municipal Income Fund Class A 5 Years	Eaton Vance Ohio Municipal Income Fund Class A 10 Years	Eaton Vance Ohio Municipal Income Fund Class C 1 Year	Eaton Vance Ohio Municipal Income Fund Class C 3 Years	Eaton Vance Ohio Municipal Income Fund Class C 5 Years	Eaton Vance Ohio Municipal Income Fund Class C 10 Years	Eaton Vance Ohio Municipal Income Fund Class I 1 Year	Eaton Vance Ohio Municipal Income Fund Class I 3 Years	Eaton Vance Ohio Municipal Income Fund Class I 5 Years	Eaton Vance Ohio Municipal Income Fund Class I 10 Years
USD ($)	545	694	857	1,327	250	465	803	1,554	48	151	263	591	544	691	851	1,316	249	462	797	1,543	52	164	285	640	542	685	841	1,293	247	456	787	1,520	45	141	246	555	540	679	830	1,270	245	449	776	1,497	48	151	263	591	549	706	877	1,372	254	477	824	1,599	57	179	313	701